Cover Page	6 Months Ended
Jun. 30, 2023
Document Information [Line Items]
Entity Registrant Name	New Ambrx Biopharma Inc.
Document Type	S-4/A
Amendment Flag	false
Entity Central Index Key	0001990550
Entity Incorporation, State or Country Code	DE
Entity Primary SIC Number	2836
Entity Tax Identification Number	93-2892120
Entity Address, Address Line One	10975 North Torrey Pines Road
Entity Address, Address Line Two	La Jolla
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037
City Area Code	858
Local Phone Number	875-2400
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Daniel J. O’Connor
Entity Address, Address Line One	10975 North Torrey Pines Road
Entity Address, Address Line Two	La Jolla
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037
City Area Code	858
Local Phone Number	875-2400